Condensed Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 $ / shares shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	36,038,535
Common stock, shares issued	24,566,386
Shares outstanding	24,566,386
Shares outstanding	7,314,578
Common Class A [Member]
Common stock, shares authorized	30,415,100
Common stock, shares issued	20,179,645
Shares outstanding	20,179,645
Common Class B [Member]
Common stock, shares authorized	1,675,600
Common stock, shares issued	1,673,092
Shares outstanding	1,673,092
CIK0001848000_LAKESHORE ACQUISITION I CORP
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1,628,425
Shares outstanding	1,628,425
Temporary equity, redemption price (in dollars per share) | $ / shares	$ 10.00
Shares outstanding	5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Over-Allotment Option [Member]
Shares outstanding	116,750
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares subject to possible redemption
Temporary equity, redemption price (in dollars per share) | $ / shares	$ 10.00
Shares outstanding	5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares not subject to possible redemption
Common stock, shares issued	1,628,425
Shares outstanding	5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Common stock subject to redemption
Temporary equity, redemption price (in dollars per share) | $ / shares	$ 10.00
Shares outstanding	5,467,000